Accumulated Other Comprehensive Income (Loss) and Other Comprehensive Income (Loss) - Schedule of Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Comprehensive Income Loss [Line Items]
Other comprehensive income (loss), before income taxes	$ (43.3)	$ (238.1)	$ 137.3
Total tax (benefit) for the period	5.0	(90.4)	49.1
Other comprehensive income (loss), net of tax	(48.3)	(147.7)	88.2
Commodity Contracts [Member]
Comprehensive Income Loss [Line Items]
Other comprehensive income (loss), before income taxes	10.2	(10.6)
Change in Foreign Currency Translation Adjustment [Member]
Comprehensive Income Loss [Line Items]
Other comprehensive income (loss), before income taxes	(82.5)	(57.7)	(34.7)
Total tax (benefit) for the period	(9.7)	(22.9)	(14.7)
Other comprehensive income (loss), net of tax	(72.8)	(34.8)	(20.0)
Equity Interest in Investee's Other Comprehensive Income (Loss) [Member]
Comprehensive Income Loss [Line Items]
Other comprehensive income (loss), before income taxes	3.9	(1.2)	(1.4)
Change in Derivative Cash Flow Hedges [Member]
Comprehensive Income Loss [Line Items]
Other comprehensive income (loss), before income taxes	14.1	(11.8)	(1.4)
Total tax (benefit) for the period	5.3	(4.4)	(0.5)
Other comprehensive income (loss), net of tax	8.8	(7.4)	(0.9)
Change in Pension and OPEB Liability Adjustments [Member]
Comprehensive Income Loss [Line Items]
Adjustments to pension liabilities	32.6	(164.9)	189.1
Settlement loss (Curtailment gain)		5.8	(15.5)
Settlement loss (Curtailment gain)		5.8	(15.5)
Amortization of actuarial gain (loss) and prior service credit	(7.5)	(9.5)	(0.2)
Other comprehensive income (loss), before income taxes	25.1	(168.6)	173.4
Total tax (benefit) for the period	9.4	(63.1)	64.3
Other comprehensive income (loss), net of tax	$ 15.7	$ (105.5)	$ 109.1